CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 57,046	$ 91,069
Restricted cash	55,887	19,666
Accounts receivable (net of allowance of US$1,457 and US$2,916 as of December 31, 2024 and 2025, respectively)	66,908	62,965
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2024 and 2025, respectively)	$ 6,665	$ 2,663
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories, net	$ 72,756	$ 56,789
Short-term investments (including available-for-sale debt securities measured at fair value of US$997 and nil as of December 31, 2024 and 2025, respectively)		997
Prepaid expenses and other current assets	34,263	17,415
Total current assets	293,525	251,564
Property, plant and equipment, net	5,662	6,898
Intangible assets, net	13,611	7,091
Long-term investments (including available-for-sale debt securities measured at fair value of US$26,666 and US$17,382 as of December 31, 2024 and 2025, respectively)	220,047	225,910
Deferred tax assets	15,743	17,465
Operating lease right-of-use assets	1,958	3,458
Goodwill	9,581	9,581
Amounts due from related parties, non-current	991	2,019
Other non-current assets	3,718	4,607
Total assets	564,836	528,593
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of US$48,653 and US$64,004 as of December 31, 2024 and 2025, respectively)	80,768	51,077
Advance from customers and others of the consolidated VIEs without recourse to the Group	76	197
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of US$1,587 and US$221 as of December 31, 2024 and 2025, respectively)	$ 654	$ 2,477
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$26,495 and US$26,671 as of December 31, 2024 and 2025, respectively)	$ 37,527	$ 37,576
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of US$69 and US$5 as of December 31, 2024 and 2025, respectively)	366	508
Notes payable and others of the consolidated VIEs without recourse to the Group	111,725	61,679
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to the Group of US$39,113 and US$46,433 as of December 31, 2024 and 2025, respectively)	55,728	41,853
Total current liabilities	286,844	195,367
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of US$3,015 and US$2,646 as of December 31, 2024 and 2025, respectively)	2,673	3,117
Other non-current liabilities of the consolidated VIEs without recourse to the Group	209	133
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Group of US$35,551 and US$27,027 as of December 31, 2024 and 2025, respectively)	59,475	75,241
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs without recourse to the Group of US$308 and nil as of December 31, 2024 and 2025, respectively)	1,102	2,007
Total liabilities	350,303	275,865
Equity
Additional paid-in capital	280,676	278,116
Treasury shares	(16,153)	(14,993)
Accumulated retained earnings/(losses)	(11,450)	28,618
Accumulated other comprehensive loss	(38,566)	(40,178)
Total Zepp Health Corporation shareholders' equity	214,533	251,589
Non-controlling interest		1,139
Total equity	214,533	252,728
Total liabilities and equity	564,836	528,593
Class A Ordinary Shares
Equity
Ordinary shares	15	13
Class B Ordinary Shares
Equity
Ordinary shares	$ 11	$ 13